UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:   March 31, 2003
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Check here if Amendment [X];  Amendment Number: 1
                                                -
    This Amendment (Check only one):        [X]  is a restatement.
                                            [ ]  adds new holdings entries.

Form 13F File Number:  28-05943
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                              EXPLANATORY STATEMENT

On May 13, 2003, First United Bank & Trust accidentally filed its report on Form 13F-HR for the quarter ended March 31, 2003 using the EDGAR identification codes assigned to its parent company, First United Corporation. This Amendment No. 1 to that report is being filed by First United Corporation for the purpose of rescinding the accidentally filed report, and that report should be ignored. On May 15, 2003, First United Bank & Trust re-filed its report on Form 13F-HR for the quarter ended March 31, 2003 under the correct EDGAR identification codes.

                                             FIRST UNITED CORPORATION


                                             /s/ Robert W. Kurtz
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                                             Robert W. Kurtz
                                             President/CFO